Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property and Equipment, Net
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of:

	December 31,
	2018	2019
Technology infrastructure	$10,730,756	$9,857,786
Computer equipment	1,886,170	1,778,945
Furniture, fixtures and equipment	3,383,846	4,206,010
Motor vehicle	1,033,864	1,017,117
Leasehold improvements	4,219,050	3,577,145
	21,253,686	20,437,003
Less: accumulated depreciation	(16,794,352)	(16,165,270)
	$4,459,334	$4,271,733

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 were $2,093,993, $1,686,588 and $1,203,235, respectively.